Condensed consolidated statement of financial position (unaudited) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Non-current assets
Property, plant and equipment	$ 659	$ 567
Intangible assets and goodwill	1,038	975
Associates and joint venture	138	131
Deferred tax assets	81	67
Other investments	689	765
Loan receivables in the financial services segment	174	105
Deposits, prepayments and other assets	147	119
Non-current assets	2,926	2,729
Current assets
Inventories	75	59
Trade and other receivables	262	206
Loan receivables in the financial services segment	534	431
Deposits, prepayments and other assets	191	241
Other investments	3,277	2,665
Cash and cash equivalents	3,880	2,964
Current assets	8,219	6,566
Total assets	11,145	9,295
Equity
Share capital and share premium	23,786	23,549
Reserves	168	197
Accumulated losses	(17,592)	(17,347)
Equity attributable to owners of the Company	6,362	6,399
Non-controlling interests	(1)	(48)
Total equity	6,361	6,351
Non-current liabilities
Loans and borrowings	283	241
Provisions	22	20
Other liabilities	81	66
Deferred tax liabilities	35	25
Non-current liabilities	421	352
Current liabilities
Loans and borrowings	1,630	123
Provisions	44	41
Trade payables and other liabilities	1,106	1,169
Deposits from customers in the banking business	1,543	1,225
Current tax liabilities	40	34
Current liabilities	4,363	2,592
Total liabilities	4,784	2,944
Total equity and liabilities	$ 11,145	$ 9,295